Quarterly Holdings Report
for
Fidelity Advisor® Energy Fund
October 31, 2022
ANR-NPRT1-1222
1.809101.119
Common Stocks - 99.6%
	Shares	Value ($)
Energy Equipment & Services - 13.3%
Oil & Gas Drilling - 1.2%
Nabors Industries Ltd. (a)	8,012	1,394,328
Nabors Industries Ltd. warrants 6/11/26 (a)	6,604	178,770
Noble Corp. PLC (a)(b)	58,800	2,119,152
Odfjell Drilling Ltd. (a)	722,656	1,890,723
Odfjell Technology Ltd. (a)	120,442	262,985
Shelf Drilling Ltd. (a)(c)	609,128	1,318,313
Valaris Ltd. (a)	196,000	13,118,280
		20,282,551
Oil & Gas Equipment & Services - 12.1%
Baker Hughes Co. Class A	45,500	1,258,530
Cactus, Inc.	30,700	1,587,804
Halliburton Co.	1,837,400	66,918,108
Nextier Oilfield Solutions, Inc. (a)	2,050,400	20,668,032
NOV, Inc.	417,000	9,340,800
Oceaneering International, Inc. (a)	512,600	7,171,274
ProPetro Holding Corp. (a)	727,100	8,608,864
Schlumberger Ltd.	1,176,018	61,188,217
Technip Energies NV	110,720	1,429,560
TechnipFMC PLC (a)	1,956,800	20,722,512
		198,893,701
TOTAL ENERGY EQUIPMENT & SERVICES		219,176,252
Independent Power and Renewable Electricity Producers - 0.6%
Independent Power Producers & Energy Traders - 0.6%
The AES Corp.	25,700	672,312
Vistra Corp.	381,400	8,760,758
		9,433,070
Oil, Gas & Consumable Fuels - 85.7%
Coal & Consumable Fuels - 0.8%
Arch Resources, Inc. (b)	35,000	5,330,150
CONSOL Energy, Inc.	21,400	1,348,628
Enviva, Inc.	11,400	682,176
Peabody Energy Corp. (a)(b)	216,700	5,179,130
		12,540,084
Integrated Oil & Gas - 38.7%
Cenovus Energy, Inc. (Canada) (b)	2,948,600	59,606,154
Chevron Corp.	631,770	114,287,193
Exxon Mobil Corp.	3,304,061	366,123,001
Imperial Oil Ltd.	265,800	14,459,161
Occidental Petroleum Corp.	809,300	58,755,180
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	1,871,542
Suncor Energy, Inc.	596,200	20,507,162
		635,609,393
Oil & Gas Exploration & Production - 32.9%
Antero Resources Corp. (a)	767,900	28,151,214
APA Corp.	559,200	25,421,232
Callon Petroleum Co. (a)	74,540	3,276,778
Canadian Natural Resources Ltd. (b)	937,000	56,198,679
Chesapeake Energy Corp.	73,200	7,486,164
Chord Energy Corp.	45,530	6,970,188
Civitas Resources, Inc.	120,744	8,441,213
ConocoPhillips Co.	693,050	87,386,675
Coterra Energy, Inc.	489,021	15,223,224
Devon Energy Corp.	459,300	35,526,855
Diamondback Energy, Inc.	92,800	14,579,808
EOG Resources, Inc.	161,886	22,100,677
EQT Corp.	428,600	17,932,624
Hess Corp.	434,200	61,256,936
Magnolia Oil & Gas Corp. Class A	262,000	6,728,160
National Energy Services Reunited Corp. (a)	868,700	6,567,372
Northern Oil & Gas, Inc.	76,930	2,626,390
Ovintiv, Inc.	473,100	23,962,515
PDC Energy, Inc.	544,688	39,293,792
Pioneer Natural Resources Co.	143,425	36,775,604
Range Resources Corp.	923,000	26,287,040
SM Energy Co.	149,700	6,733,506
Viper Energy Partners LP	54,800	1,827,580
		540,754,226
Oil & Gas Refining & Marketing - 8.2%
Marathon Petroleum Corp.	424,078	48,183,742
Phillips 66 Co.	249,418	26,011,803
Valero Energy Corp.	486,200	61,042,410
		135,237,955
Oil & Gas Storage & Transport - 5.1%
Cheniere Energy, Inc.	316,600	55,851,406
Energy Transfer LP	1,610,000	20,559,700
Golar LNG Ltd. (a)	195,700	5,444,374
Targa Resources Corp.	38,500	2,632,245
		84,487,725
TOTAL OIL, GAS & CONSUMABLE FUELS		1,408,629,383
TOTAL COMMON STOCKS (Cost $980,171,643)		1,637,238,705

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	11,616,384	11,618,707
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e)	38,355,664	38,359,499
TOTAL MONEY MARKET FUNDS (Cost $49,978,206)		49,978,206

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $1,030,149,849)	1,687,216,911
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(43,958,937)
NET ASSETS - 100.0%	1,643,257,974

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,318,313 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	5,552,227	77,487,190	71,420,710	28,699	-	-	11,618,707	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	58,002,499	162,282,040	181,925,040	31,056	-	-	38,359,499	0.1%
Total	63,554,726	239,769,230	253,345,750	59,755	-	-	49,978,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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